ACQUISITIONS AND DISPOSITIONS ( Purchase Price Allocation) (Details) - New Page Holding Inc. $ in Millions	Jan. 07, 2015 USD ($)
Business Acquisition [Line Items]
Cash	$ 128
Current assets, excluding cash	581
Property, plant, and equipment	1,570
Other long-term assets	47
Current liabilities	(277)
Current portion of long-term debt	(3)
Noncurrent pension and other post-retirement benefit obligations	(479)
Other long-term liabilities	(58)
Long-term debt	(800)
Net assets acquired	$ 709